Taxes on Income (Details) - Schedule of significant components of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Carryforward tax losses	$ 10,519	$ 10,540
Research and development	3,901	3,227
Accrued social benefits and other	445	505
Deferred tax assets, gross	14,865	14,272
Less - valuation allowance	(14,865)	(14,272)
Net deferred tax assets